(Loss)/Income Per Share (Tables)	12 Months Ended
Jun. 30, 2025
(Loss)/Income Per Share [Abstract]
Schedule of Basic Loss Per Share and Diluted Loss Per Share

Basic net (loss)/income per share and diluted net (loss)/income per share were calculated in accordance with ASC 260 Earnings per share for the years ended June 30, 2023, 2024 and 2025 as below:

	For the years ended June 30,
	2023	2024	2025
	RMB	RMB	RMB

Numerator:
Net (loss)/income	(108,652)	385,527	356,568
Net loss attributable to noncontrolling interests	115	-	2,162
Net (loss)/Income attributable to QuantaSing Group Limited	(108,537)	385,527	358,730
Accretion of the Company’s preferred shares	(22,379)	-	-
Net (loss)/income attributable to ordinary shareholders of QuantaSing Group Limited	(130,916)	385,527	358,730
Denominator:
Weighted average number of ordinary shares outstanding (i)
— basic	103,948,398	164,998,649	161,291,663
— diluted	103,948,398	170,045,651	165,196,242
Net (loss)/income per share
— basic	(1.26)	2.34	2.22
— diluted	(1.26)	2.27	2.17

(i)	Basic and diluted net (loss)/income per share are computed using the weighted average number of ordinary shares outstanding during the period, including 3,318,369, 3,092,516 and 810,696 vested options with nominal exercise price for the years ended June 30, 2023, 2024 and 2025.